Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Acquisitions Completed

The following table summarizes acquisitions completed during the years ended December 31, 2011, 2012 and 2013:

	Purchase Price	Goodwill	Amortizable Intangibles
2011
All Acquisitions	$9,413	$12,025	$3,716
2012
Dragonbio	35,263	20,545	35,153
Other acquisitions	21,025	12,438	13,248
2013
ZONARE	101,105	70,694	49,100
Other acquisitions	11,284	7,224	8,840

Transactions Completed on April 1, 2011 and July 25, 2011
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total purchase consideration	$9,413
Less: Purchase consideration payable	(2,142)
Less: Cash acquired	(741)

Total purchase consideration, net of purchase consideration payable and cash acquired	$6,530

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective useful lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Technology	10 years	1,631
Customer relationships	10 years	779

Total		$3,716

Transaction completed in 2012 for Dragonbio
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition.

Current assets	$9,557
Property, plant, and equipment	2,185
Intangible assets	35,153
Land use rights	1,436
Goodwill	20,545

Total assets acquired	68,876
Current liabilities	(3,030)
Deferred tax liabilities	(5,274)

Net assets acquired	60,572
Non-controlling interests	(25,309)

Total purchase consideration	35,263
Less: Purchase consideration payable	(14,106)
Less: Cash acquired	(1,817)

Total purchase consideration, net of purchase consideration payable and cash acquired	$19,340

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	15 years	$905
Technology	15 years	20,455
Customer relationships	12 years	13,793

Total		$35,153

Transactions Completed in 2012 for Other PRC Entities
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$6,334
Property, plant, and equipment	1,239
Intangible assets	13,248
Goodwill	12,438

Total assets acquired	33,259
Current liabilities	(1,231)
Deferred tax liabilities	(2,188)

Net assets acquired	29,840
Non-controlling interests	(8,815)

Total purchase consideration	21,025
Less: purchase consideration payable	(5,485)
Less: Cash acquired	(2,294)

Total purchase consideration, net of purchase consideration payable and cash acquired	$13,246

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

	Estimated Useful Life	Gross Carrying Amount
Tradename	9-15 years	$1,712
Technology	6-15 years	4,855
Customer relationships	9-12 years	6,681

Total		$13,248

Transactions Completed in 2013 for Zonare
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition:

Current assets	$21,297
Property, plant, and equipment	2,235
Intangible assets	49,100
Goodwill	70,694

Total assets acquired	143,326
Current liabilities	(22,774)
Deferred tax liabilities	(16,694)
Long-term liabilities	(2,478)
Non-controlling interests	(275)

Total purchase consideration	101,105
Less: Purchase consideration payable	(17,382)
Less: Cash acquired	(529)

Total purchase consideration, net of purchase consideration payable and cash acquired	$83,194

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Technology	1-13 years	$43,800
Customer relationships	12 years	5,300

Total		$49,100

Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd.
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisitions:

Current assets	$6,306
Property, plant, and equipment	252
Other assets	83
Intangible assets	8,840
Goodwill	7,224

Total assets acquired	22,705
Current liabilities	(3,052)
Deferred tax liabilities	(1,480)
Long-term liabilities	(81)
Non-controlling interests	(6,808)

Total purchase consideration	11,284
Less: Purchase consideration payable	(2,826)
Less: Cash acquired	(2,604)

Total purchase consideration, net of purchase consideration payable and cash acquired	$5,854

Acquired Intangible Assets

The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table:

	Estimated Useful Life	Gross Carrying Amount
Tradename	20 years	$1,046
Technology	10 years	1,512
Customer relationships	6 years	6,005
Lease agreement	5 years	277

Total		$8,840